Equity Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Schedule of Non-vested Restricted Stock Grants

Restricted Stock Grants	Shares	Weighted-Average Grant-Date Fair Value
Non-Vested at December 31, 2018	21,438	$10.38
Granted	251,993	9.48
Vested	(7,625)	10.29

Non-Vested at December 31, 2019	265,806	$9.53

Time Based Awards
Schedule of Un-Vested Share Activity
The following table summarizes the activity related to our time based awards:

	Restricted Stock		LTIPs
Time Based Award Grants	Shares	Weighted-Average Grant-Date Fair Value	Units	Weighted-Average Grant-Date Fair Value
Unvested at December 31, 2018	21,438	$10.38	$—	$—
Granted	251,993	9.48	—	—
Vested	(7,625)	10.29	—	—
Forfeited	—	—	—	—

Unvested at December 31, 2019	265,806	9.53	—	—
Granted	72,383	9.78	214,521	9.09
Vested	(81,618)	9.57	—	—
Forfeited	(6,567)	9.78	—	—

Unvested at September 30, 2020	250,004	$9.58	214,521	$9.09

Performance Based Awards
Schedule of Un-Vested Share Activity
The following table summarizes our activity related to our performance based awards:

	Restricted Stock		LTIPs
Performance Based Award Grants	Shares	Weighted-Average Grant-Date Fair Value	Units	Weighted-Average Grant-Date Fair Value
Unvested at December 31, 2019	—	$—	—	$—
Granted	5,752	9.78	130,638	9.09
Vested	—	—	—	—
Forfeited	—	—	—	—

Unvested at September 30, 2020	5,752	$9.78	130,638	$9.09